Expense Example - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIPEmergingMarketsPortfolio-InitialServiceService2PRO - VIP Emerging Markets Portfolio	Apr. 29, 2023 USD ($)
VIP Emerging Markets Portfolio - Initial Class
Expense Example:
1 year	$ 94
3 years	293
5 years	509
10 years	1,131
VIP Emerging Markets Portfolio - Service Class
Expense Example:
1 year	104
3 years	325
5 years	563
10 years	1,248
VIP Emerging Markets Portfolio - Service Class 2
Expense Example:
1 year	119
3 years	372
5 years	644
10 years	$ 1,420